JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	7,107	2,693,340

Banks — 0.8%
Bank of Hawaii Corp.	8,484	480,449
Commerce Bancshares, Inc.	12,775	731,497
US Bancorp	42,229	1,555,716

		2,767,662

Beverages — 2.6%
Brown-Forman Corp., Class B	11,606	804,760
Coca-Cola Co. (The)	65,584	3,098,188
Monster Beverage Corp.*	17,392	1,364,924
PepsiCo, Inc.	29,603	4,075,149

		9,343,021

Chemicals — 1.5%
Air Products and Chemicals, Inc.	7,214	2,067,749
Celanese Corp.	8,065	783,918
CF Industries Holdings, Inc.	12,502	391,688
LyondellBasell Industries NV, Class A	8,679	542,611
NewMarket Corp.	1,529	573,085
PPG Industries, Inc.	9,113	981,014

		5,340,065

Construction & Materials — 0.4%
Acuity Brands, Inc.	3,423	339,219
AO Smith Corp.	6,425	309,300
Watsco, Inc.	3,792	895,177

		1,543,696

Electricity — 2.2%
AES Corp. (The)	14,952	227,719
Evergy, Inc.	10,763	697,765
Exelon Corp.	33,908	1,309,188
Hawaiian Electric Industries, Inc.	8,882	322,061
IDACORP, Inc.	4,242	395,566
NextEra Energy, Inc.	10,498	2,946,789
NRG Energy, Inc.	21,413	723,974
PG&E Corp.*	23,054	215,555
Pinnacle West Capital Corp.	8,083	671,536
Vistra Corp.	25,256	471,277

		7,981,430

Electronic & Electrical Equipment — 1.1%
Allegion plc	7,641	759,974
Keysight Technologies, Inc.*	10,298	1,028,667
Mettler-Toledo International, Inc.*	1,360	1,271,600
Waters Corp.*	4,704	1,002,658

		4,062,899

Financial Services — 7.0%
American Express Co.	20,066	1,872,559
Broadridge Financial Solutions, Inc.	7,705	1,035,090
Cboe Global Markets, Inc.	2,432	213,287
Eaton Vance Corp.	16,906	610,983
Mastercard, Inc., Class A	21,461	6,621,362
Moody’s Corp.	6,047	1,701,021
Nasdaq, Inc.	8,178	1,073,853
S&P Global, Inc.	7,303	2,557,876
SEI Investments Co.	13,389	700,646
T. Rowe Price Group, Inc.	8,109	1,119,853
Visa, Inc., Class A	34,717	6,610,117
Western Union Co. (The)	34,580	839,602

		24,956,249

Fixed Line Telecommunications — 1.8%
AT&T, Inc.	14,956	442,398
Verizon Communications, Inc.	100,900	5,799,732

		6,242,130

Food & Drug Retailers — 0.5%
McKesson Corp.	7,758	1,164,941
Sprouts Farmers Market, Inc.*	29,426	776,258

		1,941,199

Food Producers — 0.5%
Hershey Co. (The)	6,461	939,494
Hormel Foods Corp.(a)	15,574	792,094

		1,731,588

Gas, Water & Multiutilities — 0.8%
Ameren Corp.	13,497	1,082,999
National Fuel Gas Co.	13,281	538,810
UGI Corp.	31	1,034
WEC Energy Group, Inc.	13,719	1,306,872

		2,929,715

General Industrials — 1.5%
3M Co.(a)	16,087	2,420,611
Honeywell International, Inc.	19,563	2,922,125

		5,342,736

General Retailers — 8.6%
Amazon.com, Inc.*	1,224	3,873,568
AutoZone, Inc.*	1,095	1,322,125
Best Buy Co., Inc.	13,594	1,353,827
Copart, Inc.*	11,953	1,114,617
Costco Wholesale Corp.	10,792	3,513,120
Dollar General Corp.	8,984	1,710,554
eBay, Inc.	29,299	1,619,649
Foot Locker, Inc.	12,246	359,910
frontdoor, Inc.*	8,406	353,010
Grand Canyon Education, Inc.*	4,606	408,736
Home Depot, Inc. (The)	26,117	6,933,802
Kohl’s Corp.	3,180	60,547
Lowe’s Cos., Inc.	10,729	1,597,655
O’Reilly Automotive, Inc.*	3,156	1,506,611
Target Corp.	16,361	2,059,523
Tractor Supply Co.	8,038	1,147,344
Walmart, Inc.	6,938	897,777
Williams-Sonoma, Inc.	9,781	852,121

		30,684,496

Health Care Equipment & Services — 2.4%
Bio-Techne Corp.	2,850	784,206
Chemed Corp.	1,748	860,348
DaVita, Inc.*	10,136	885,785
Edwards Lifesciences Corp.*	22,389	1,755,522
IDEXX Laboratories, Inc.*	4,010	1,594,978
Quidel Corp.*	4,322	1,220,835
ResMed, Inc.	7,146	1,447,136

		8,548,810

Household Goods & Home Construction — 1.2%
Church & Dwight Co., Inc.	8,110	781,236
Clorox Co. (The)	5,696	1,347,161

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Procter & Gamble Co. (The)	15,293	2,005,218

		4,133,615

Industrial Engineering — 2.4%
Allison Transmission Holdings, Inc.	16,555	618,495
Cummins, Inc.	7,176	1,386,834
Donaldson Co., Inc.	10,934	528,549
Graco, Inc.	16,704	889,321
IDEX Corp.	5,848	963,867
Illinois Tool Works, Inc.	10,743	1,987,348
Lincoln Electric Holdings, Inc.	7,055	637,701
Rockwell Automation, Inc.	5,635	1,229,219
Toro Co. (The)	4,002	285,543

		8,526,877

Industrial Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	3,655	359,140
Southern Copper Corp. (Peru)	6,493	283,809

		642,949

Industrial Transportation — 1.6%
CH Robinson Worldwide, Inc.(a)	11,195	1,049,195
Expeditors International of Washington, Inc.	5,108	431,677
Landstar System, Inc.	6,637	808,254
Union Pacific Corp.	18,702	3,241,992

		5,531,118

Leisure Goods — 0.2%
Electronic Arts, Inc.*	2,510	355,466
Take-Two Interactive Software, Inc.*	2,501	410,214

		765,680

Life Insurance — 0.5%
Aflac, Inc.	28,155	1,001,473
Globe Life, Inc.	8,983	715,047

		1,716,520

Media — 1.3%
Cable One, Inc.	344	626,961
Dolby Laboratories, Inc., Class A	9,972	694,051
FactSet Research Systems, Inc.	2,999	1,038,554
Interpublic Group of Cos., Inc. (The)	47,886	864,342
Omnicom Group, Inc.	12,711	682,962
Sirius XM Holdings, Inc.	141,574	832,455

		4,739,325

Mining — 0.3%
Royal Gold, Inc.	6,330	885,757

Nonlife Insurance — 3.9%
Allstate Corp. (The)	13,041	1,230,940
Aon plc, Class A(a)	8,176	1,677,879
Aon plc, Class A	223	45,764
Arch Capital Group Ltd.*	22,043	677,822
Arthur J Gallagher & Co.	10,687	1,148,746
Brown & Brown, Inc.	20,158	916,584
Chubb Ltd.	9,849	1,253,187
Erie Indemnity Co., Class A	3,274	687,933
Hartford Financial Services Group, Inc. (The)	11,214	474,576
Marsh & McLennan Cos., Inc.	17,348	2,022,777
Progressive Corp. (The)	20,449	1,847,363
Travelers Cos., Inc. (The)	9,060	1,036,645
WR Berkley Corp.	12,322	760,883

		13,781,099

Oil & Gas Producers — 2.2%
Cabot Oil & Gas Corp.	33,483	626,132
Chevron Corp.	41,968	3,522,794
ConocoPhillips	35,098	1,312,314
Exxon Mobil Corp.	39,233	1,650,925
Phillips 66	10,879	674,715

		7,786,880

Oil Equipment, Services & Distribution — 0.2%
Helmerich & Payne, Inc.	10,514	187,464
Schlumberger Ltd.	31,956	579,682

		767,146

Personal Goods — 2.4%
Carter’s, Inc.	3,664	288,430
Colgate-Palmolive Co.	23,376	1,804,627
Estee Lauder Cos., Inc. (The), Class A	5,954	1,176,153
Kimberly-Clark Corp.	10,683	1,624,244
NIKE, Inc., Class B	32,564	3,178,572
VF Corp.	9,822	592,856

		8,664,882

Pharmaceuticals & Biotechnology — 11.5%
AbbVie, Inc.	45,507	4,319,069
Alexion Pharmaceuticals, Inc.*	1,982	203,135
Amgen, Inc.	15,710	3,843,766
Biogen, Inc.*	5,728	1,573,424
Eli Lilly and Co.	22,689	3,409,930
Gilead Sciences, Inc.	34,715	2,413,734
Illumina, Inc.*	5,040	1,926,086
Jazz Pharmaceuticals plc*	5,810	628,933
Johnson & Johnson	45,576	6,643,158
Merck & Co., Inc.	63,175	5,069,162
Pfizer, Inc.	125,776	4,839,861
Regeneron Pharmaceuticals, Inc.*	2,291	1,448,072
Vertex Pharmaceuticals, Inc.*	7,977	2,169,744
Zoetis, Inc.	15,157	2,299,014

		40,787,088

Real Estate Investment Trusts — 3.4%
AGNC Investment Corp.(a)	38,697	526,279
American Tower Corp.	12,184	3,184,776
Apartment Investment & Management Co., Class A	8,674	336,725
Brookfield Property REIT, Inc., Class A(a)	11,553	134,130
Camden Property Trust	4,529	411,279
CoreSite Realty Corp.	4,764	614,794
Equity Commonwealth	6,334	199,964
Equity LifeStyle Properties, Inc.	13,005	888,502
Equity Residential	9,520	510,558
Extra Space Storage, Inc.	8,451	873,326
Federal Realty Investment Trust	4,371	333,507
Gaming and Leisure Properties, Inc.	19,045	689,619
Lamar Advertising Co., Class A	8,101	532,479
Life Storage, Inc.	3,346	328,343
Public Storage	6,300	1,259,244
Simon Property Group, Inc.	11,155	695,514
Vornado Realty Trust	14,361	495,742
Weingarten Realty Investors	9,122	155,621

		12,170,402

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Software & Computer Services — 15.8%
Adobe, Inc.*	12,234	5,435,811
Akamai Technologies, Inc.*	9,847	1,107,197
Alphabet, Inc., Class A*	4,728	7,035,028
Amdocs Ltd.(a)	8,056	500,278
Arista Networks, Inc.*	4,166	1,082,202
Aspen Technology, Inc.*	7,558	735,091
Autodesk, Inc.*	7,968	1,883,874
Cadence Design Systems, Inc.*	13,372	1,460,891
CDK Global, Inc.	6,541	297,354
Cerner Corp.	14,049	975,703
Citrix Systems, Inc.	7,228	1,031,869
Cognizant Technology Solutions Corp., Class A	22,543	1,540,138
Dropbox, Inc., Class A*	19,831	451,155
EPAM Systems, Inc.*	2,820	818,026
Facebook, Inc., Class A*	30,111	7,638,257
Fortinet, Inc.*	5,067	700,766
GoDaddy, Inc., Class A*	7,657	538,134
International Business Machines Corp.	24,183	2,973,058
Intuit, Inc.	7,793	2,387,541
LogMeIn, Inc.	4,940	423,901
Manhattan Associates, Inc.*	9,009	862,972
Match Group, Inc.*	6,125	629,037
Microsoft Corp.	36,974	7,580,040
Oracle Corp.	55,376	3,070,599
Palo Alto Networks, Inc.*	4,542	1,162,389
Paycom Software, Inc.*	2,434	692,157
Premier, Inc., Class A*	20,747	725,523
Proofpoint, Inc.*	356	41,178
Synopsys, Inc.*	6,558	1,306,485
VeriSign, Inc.*	5,300	1,121,904

		56,208,558

Support Services — 3.5%
Accenture plc, Class A	17,179	3,861,496
Automatic Data Processing, Inc.	13,243	1,760,127
Cintas Corp.	4,261	1,286,268
Jack Henry & Associates, Inc.	5,385	960,145
MSC Industrial Direct Co., Inc., Class A	6,961	459,496
Paychex, Inc.	15,306	1,100,808
Robert Half International, Inc.	14,245	724,643
Verisk Analytics, Inc.	7,347	1,386,452
WW Grainger, Inc.	2,701	922,473

		12,461,908

Technology Hardware & Equipment — 12.0%
Analog Devices, Inc.	10,301	1,183,070
Apple, Inc.	21,308	9,056,752
Cisco Systems, Inc.	106,243	5,004,045
Intel Corp.	92,182	4,399,847
KLA Corp.	5,000	999,150
Lam Research Corp.	5,332	2,011,017
Maxim Integrated Products, Inc.	17,452	1,188,307
Motorola Solutions, Inc.	5,871	820,766
NetApp, Inc.	5,100	225,930
NVIDIA Corp.	14,767	6,269,920
Qorvo, Inc.*	6,933	888,464
QUALCOMM, Inc.	32,766	3,460,417
Skyworks Solutions, Inc.	6,158	896,482
Teradyne, Inc.	13,658	1,215,016
Texas Instruments, Inc.	25,601	3,265,408
Ubiquiti, Inc.	2,864	530,699
Xilinx, Inc.	10,589	1,136,729

		42,552,019

Tobacco — 0.9%
Altria Group, Inc.	42,861	1,763,730
Philip Morris International, Inc.	20,105	1,544,265

		3,307,995

Travel & Leisure — 3.9%
Booking Holdings, Inc.*	1,299	2,159,107
Copa Holdings SA, Class A (Panama)(a)	10,096	418,378
Darden Restaurants, Inc.	9,273	703,821
Hilton Worldwide Holdings, Inc.	12,588	944,729
Las Vegas Sands Corp.	8,085	352,829
Marriott International, Inc., Class A	13,453	1,127,698
McDonald’s Corp.	16,823	3,268,373
Six Flags Entertainment Corp.(a)	10,008	174,039
Southwest Airlines Co.	24,082	743,893
Starbucks Corp.	33,449	2,559,852
Vail Resorts, Inc.	1,876	360,248
Yum! Brands, Inc.	13,334	1,214,061

		14,027,028

TOTAL COMMON STOCKS (Cost $323,033,832)		355,565,882

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $154,464)	154,464	154,464

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	999,700	1,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	1,490,265	1,490,265

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $2,490,265)		2,490,265

TOTAL SHORT-TERM INVESTMENTS (Cost $2,644,729)		2,644,729

Total Investments — 100.6% (Cost $325,678,561)		358,210,611
Liabilities in Excess of Other Assets — (0.6%)		(2,109,431)

Net Assets — 100.0%		356,101,180

Percentages indicated are based on net assets.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $2,417,771.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	32	09/2020	USD	522,360	33,137

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$358,210,611	$—	$—	$358,210,611

Appreciation in Other Financial Instruments
Futures Contracts(a)	$33,137	$—	$—	$33,137

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$—	$6,000,000	$5,000,000	$—	$—	$1,000,000	999,700	$1,034	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	946,322	53,811,003	53,267,060	—	—	1,490,265	1,490,265	8,720	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	260,405	4,978,629	5,084,570	—	—	154,464	154,464	1,981	—

Total	$1,206,727	$64,789,632	$63,351,630	$—	$—	$2,644,729		$11,735	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.